Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$550,000,000 6.700% Series A Fixed-to-Fixed Rate Subordinated Notes due 2057
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 550,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 47,850.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-289186) filed by Enbridge Inc. on August 1, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	US$550,000,000 6.875% Series B Fixed-to-Fixed Rate Subordinated Notes due 2057
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 550,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 47,850.00
Offering Note	See Footnote 1.